Share-based awards and other equity instruments - Narrative (Details)			3 Months Ended		12 Months Ended
	May 09, 2023 shares	Jul. 11, 2022 shares	Dec. 31, 2023 EUR (€) shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2016 member	Nov. 02, 2023 € / shares	Nov. 02, 2023 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of shares exercised					€ 12,400,000	€ 3,100,000	€ 10,800,000
Number of awards cancelled (in shares) | shares		2,032,743
Granted (in shares) | shares					20,879,816
Reduction in strike price (in dollars per share) | $ / shares										$ 0.57
Dividends payable (in euros per share) | € / shares									€ 0.53
Share-based compensation reclassified from equity to liability			€ 1,300,000		€ 1,300,000
Share-based compensation					9,500,000	15,300,000	17,300,000
Income tax benefit related to share-based compensation expense					0	0	0
Proceeds from exercise of option awards					365,000	€ 118,000	€ 1,270,000
Unrecognized share-based compensation expense			15,700,000		€ 15,700,000
Unrecognized share-based compensation expense, period for recognition					2 years 6 months
Employee-Related Liabilities, Current
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation reclassified from equity to liability			1,100,000		€ 1,100,000
Other Noncurrent Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation reclassified from equity to liability			200,000		€ 200,000
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction to stock-based compensation expense			1,000,000	€ 1,300,000
Chief Financial Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reduction to stock-based compensation expense			€ 300,000
Employee Stock Option, Market-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	8,160,000
Employee Stock Option, Service-Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares) | shares	12,240,000
Award vesting period (in years)	3 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, term (in years)								10 years
Maximum | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)					3 years
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant (in shares) | shares			59,635,698		59,635,698
Number of supervisory board members in plan administration committee | member								2
Share-based payment award, term (in years)								10 years